14. JOINT VENTURE PROFIT SHARING (Details Narrative) (Annual Report, USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Due to CRA	$ 63,561	$ 106,366
Portion of amount due to CRA representing reimbursements and profit sharing		$ 27,345